CONTRACT ASSETS AND CONTRACT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2026
CONTRACT ASSETS AND CONTRACT LIABILITIES
Schedule of contract assets

(a) Contract assets

	As of December 31,	As of June 30,
	2025	2026
	RMB’000	RMB’000
Contract assets
Arising from sales of autonomous driving vehicles	21,251	21,449
Arising from provision of services	25,964	26,010
Less: loss allowance	(23,910)	(23,495)
	23,305	23,964

Schedule of contract liabilities

(b) Contract liabilities

	As of December 31,	As of June 30,
	2025	2026
	RMB’000	RMB’000
Contract liabilities
–Billings in advance of performance	10,843	23,398
–Billings in advance of goods transferred	17,669	24,655
	28,512	48,053